Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
Income Taxes
The provision for income tax was as follows:

Expense (recovery)	2019	2018	2017
Current corporate income tax – North America	$354	$312	$(145)
Current corporate income tax – North Sea	112	28	57
Current corporate income tax – Offshore Africa	44	54	45
Current PRT (1) – North Sea	(89)	(29)	(132)
Other taxes	13	9	11
Current income tax	434	374	(164)
Deferred corporate income tax	(895)	540	586
Deferred PRT (1) – North Sea	1	17	54
Deferred income tax	(894)	557	640
Income tax	$(460)	$931	$476

(1)	Petroleum Revenue Tax.
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2019	2018	2017
Canadian statutory income tax rate	26.5%	27.0%	27.0%
Income tax provision at statutory rate	$1,313	$951	$776
Effect on income taxes of:
UK PRT and other taxes	(76)	(3)	(67)
Impact of deductible UK PRT and other taxes on corporate income tax	32	3	28
Foreign and domestic tax rate differentials	(48)	6	(43)
Non-taxable portion of capital (gains) losses	(65)	142	(86)
Stock options exercised for common shares	47	(41)	33
Income tax rate and other legislative changes	(1,618)	—	10
Non-taxable gain on corporate acquisitions	—	(119)	(63)
Revisions arising from prior year tax filings	(41)	(136)	(3)
Change in unrecognized capital loss carryforward asset	(65)	142	(86)
Other	61	(14)	(23)
Income tax (recovery) expense	$(460)	$931	$476

The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2019	2018
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$12,074	$12,885
Lease assets	412	—
Unrealized risk management activities	27	33
PRT deduction for corporate income tax	—	1
Investments	36	46
Investment in North West Redwater Partnership	593	414
Other	52	179
	13,194	13,558
Deferred income tax assets
Asset retirement obligations	(1,488)	(1,142)
Lease liabilities	(416)	—
Share-based compensation	(16)	(5)
Loss carryforwards	(685)	(855)
Unrealized foreign exchange loss on long-term debt	(49)	(104)
Deferred PRT	(1)	(1)
	(2,655)	(2,107)
Net deferred income tax liability	$10,539	$11,451

Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2019	2018	2017
Property, plant and equipment and exploration and evaluation assets	$(775)	$281	$541
Lease assets	414	—	—
Unrealized foreign exchange loss (gain) on long-term debt	55	(75)	120
Unrealized risk management activities	(14)	18	(46)
Asset retirement obligations	(317)	175	(88)
Lease liabilities	(418)	—	—
Share-based compensation	(11)	(5)	—
Loss carryforwards	170	(61)	48
Investments	(10)	(50)	(2)
Investment in North West Redwater Partnership	179	162	30
Deferred PRT	1	17	54
PRT deduction for corporate income tax	—	(7)	(21)
Other	(168)	102	4
	$(894)	$557	$640

The following table summarizes the movements of the net deferred income tax liability during the year:

	2019	2018	2017
Balance – beginning of year	$11,451	$10,975	$9,073
Deferred income tax (recovery) expense	(894)	557	640
Deferred income tax expense (recovery) included in other comprehensive income	8	(6)	4
Foreign exchange adjustments	(26)	41	(29)
Business combinations (note 6,7)	—	(116)	1,287
Balance – end of year	$10,539	$11,451	$10,975

Current income taxes recognized in each operating segment will vary depending upon available income tax deductions related to the nature, timing and amount of capital expenditures incurred in any particular year.
During 2019, the Government of Alberta enacted legislation that decreased the provincial corporate income tax rate from 12% to 11% effective July 2019, with a further 1% rate reduction every year on January 1 until the provincial corporate income tax rate is 8% on January 1, 2022. As a result of these corporate income tax rate reductions, the Company's deferred corporate income tax liability decreased by $1,618 million.
During 2017, the British Columbia government enacted legislation that increased the provincial corporate income tax rate from 11% to 12% effective January 1, 2018. As a result of this income tax rate increase, the Company's deferred corporate income tax liability was increased by $10 million.
The Company files income tax returns in the various jurisdictions in which it operates. These tax returns are subject to periodic examinations in the normal course by the applicable tax authorities. The tax returns as prepared may include filing positions that could be subject to differing interpretations of applicable tax laws and regulations, which may take several years to resolve. The Company does not believe the ultimate resolution of these matters will have a material impact upon the Company’s reported results of operations, financial position or liquidity.
Deferred income tax assets are recognized for temporary differences to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company has not recognized deferred income tax assets with respect to taxable capital loss carryforwards in excess of $1,000 million in North America, which can be carried forward indefinitely and only applied against future taxable capital gains. In addition, the Company has not recognized deferred income tax assets related to North American tax pools of approximately $750 million, which can only be claimed against income from certain oil and gas properties.
Deferred income tax liabilities have not been recognized on the unremitted net earnings of wholly controlled subsidiaries. The Company is able to control the timing and amount of distributions and no taxes are payable on distributions from these subsidiaries provided that the distributions remain within certain limits.